Nature and continuance of operations and going concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity incorporation, state or country code	NV
Accumulated deficit	$ 71,592,559	$ 72,491,150